BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of Detailed Information About Borrowings

	As of December 31,
	2025	2024

(i) Non-current
Bank borrowings	699,593	499,593
Bonds	494,897	421,079
Debentures	639,617	642,110
Less: debt issue costs	(19,520)	(2,735)

	1,814,587	1,560,047

(ii) Current
Bank borrowings	573,386	646,258
Bonds	15,833	13,284
Debentures	17,659	12,587
Less: debt issue costs	(2,478)	(2,057)

	604,400	670,072

Total Financial Debt	2,418,987	2,230,119

The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2025	2024

Bank borrowings	5.45%	7.15%
Bonds	7.50%	5.88%
Debentures	16.17%	13.50%
24.    BORROWINGS (continued)
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2025	2024

$	Fixed	710,831	969,826
$	Floating	988,875	475,157
BRL	Floating	655,429	652,619
COP	Fixed	57,171	79,140
MXN	Floating	6,678	12,367
ARS	Fixed	3	41,010

		2,418,987	2,230,119
$: U.S. dollars; ARS: Argentine pesos; BRL: Brazilian reais; COP: Colombian pesos; MXN: Mexican pesos.
Ternium’s most significant current borrowings as of December 31, 2025, were those incurred under Ternium Brasil's bilateral credit lines, in order to finance solely activities related to its exports of goods, and under Usiminas’ bonds and debentures issued in order to refinance its financial debt. Additionally, on July 23, 2025, Ternium México entered into a $1,250 million syndicated loan agreement with several banks to finance and/or refinance capital, operating and research and development expenditures and other related investments associated with the DRI-EAF steelmaking plant at its Pesquería Industrial Center in México. The net proceeds from the loan are expected to be disbursed over the next twelve months. The Loan qualifies as “green” under the 2025 LMA and LSTA Green Loan Principles, promoting the development and integrity of green loan products. The loan bears interest at a variable rate and must be repaid in six equal semi-annual installments, commencing in the 30th month anniversary of the effective date; the borrower may prepay the loan in whole or in part at any time. Under the loan, Ternium Mexico is subject to certain covenants customary for transactions of this type, including compliance with a specified leverage ratio and green reporting.

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2025	Maturity

May 2024	Ternium Brasil	Bilateral credit lines	700	700	October 2030
July 2019	Usiminas	Bonds	500	500	January 2032
May 2022	Usiminas	Debentures - 8th emission	145	73	November 2029
December 2022	Usiminas	Debentures - 9th emission	310	243	December 2032
August 2024	Usiminas	Debentures - 10th emission	320	323	September 2031
July 2025	Ternium Mexico	Syndicated loan agreement	1,250	300	August 2030

Disclosure of Maturities of Borrowings
The maturity of borrowings is as follows:

	Expected Maturity Date
	2026	2027	2028 and thereafter	At December 31, (1)
				2025	2024

Borrowings - Fixed Rate	267,201	—	—	267,201	649,571
Borrowings - Floating Rate	303,707	297,332	394,514	995,553	487,524
Bonds	15,833	—	484,971	500,804	440,405
Debentures	17,659	—	637,770	655,429	652,619

Total	604,400	297,332	1,517,255	2,418,987	2,230,119
(1) As most borrowings and the debentures incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings and the debentures approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans, and their fair value approximates to their carrying amount. Regarding the bonds, its fair value approximates the market value.